UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       8/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      146,655
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
AK STEEL HOLDING CORP          Common Stock   001547108  2,503.00   210,000 SH       SOLE                  210,000      0    0
ANADARKO PETROLEUM CORP        Common Stock   032511107  7,320.00   202,825 SH       SOLE                  202,825      0    0
APACHE CORP                    Common Stock   037411105  3,683.00    43,750 SH       SOLE                   43,750      0    0
BANCO SANTANDER SA-SPON ADR    ADR            05964H105  1,854.00   176,596 SH       SOLE                  176,596      0    0
CENTURY ALUM CO COM            Common Stock   156431108 25,110.00 2,843,750 SH       SOLE                2,843,750      0    0
CITIGROUP INC                  Common Stock   172967101  1,566.00   416,500 SH       SOLE                  416,500      0    0
CLIFFS NATURAL RESOURCES INC   Common Stock   18683K101 12,380.00   262,500 SH       SOLE                  262,500      0    0
CONSOL ENERGY INC              Common Stock   20854P109  7,385.00   218,750 SH       SOLE                  218,750      0    0
COSAN LTD-CLASS A SHARES       Common Stock   G25343107  4,086.00   437,500 SH       SOLE                  437,500      0    0
DRIL-QUIP INC                  Common Stock   262037104  3,081.00    70,000 SH       SOLE                   70,000      0    0
FREEPORT MCMORAN COPPER & GOLD Common Stock   35671D857  8,796.00   148,750 SH       SOLE                  148,750      0    0
GAFISA SA-ADR                  ADR            362607301  1,801.00   148,750 SH       SOLE                  148,750      0    0
GENERAL MARITIME CORP          Common Stock   Y2693R101  2,325.00   385,000 SH       SOLE                  385,000      0    0
GOODYEAR TIRE & RUBBER CO      Common Stock   382550101  1,740.00   175,000 SH       SOLE                  175,000      0    0
MCMORAN EXPLORATION CO         Common Stock   582411104  3,694.00   332,500 SH       SOLE                  332,500      0    0
OCCIDENTAL PETROLEUM CORP      Common Stock   674599105  3,119.00    40,425 SH       SOLE                   40,425      0    0
OVERSEAS SHIPHOLDING GROUP     Common Stock   690368105  1,783.00    48,125 SH       SOLE                   48,125      0    0
PETROHAWK ENERGY CORP          Common Stock   716495106  2,673.00   157,500 SH       SOLE                  157,500      0    0
PLAINS EXPLORATION & PRODUCT   Common Stock   726505100    721.00    35,000 SH       SOLE                   35,000      0    0
RIO TINTO PLC SPONSORED ADR    ADR            767204100    954.00    21,875 SH       SOLE                   21,875      0    0
SCORPIO TANKERS INC            Common Stock   Y7542C106    623.00    54,424 SH       SOLE                   54,424      0    0
SEABRIDGE GOLD INC             Common Stock   811916105  8,124.00   262,499 SH       SOLE                  262,499      0    0
SPDR KBW REGIONAL BANKING ET   Common Stock   78464A698    462.00    20,000 SH       SOLE                   20,000      0    0
STILLWATER MINING CO           Common Stock   86074Q102  1,017.00    87,500 SH       SOLE                   87,500      0    0
TECK COMINCO LTD-CL B          Common Stock   878742204 27,824.00   940,625 SH       SOLE                  940,625      0    0
THOMPSON CREEK METALS CO INC   Common Stock   884768102 10,253.00 1,181,250 SH       SOLE                1,181,250      0    0
UNITED CO RUSAL PLC            Common Stock   912909108  1,778.00 1,953,000 SH       SOLE                1,953,000      0    0


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